12. NOTES PAYABLE AND AUTO LOAN (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2017	Mar. 31, 2018
Auto loan current	$ 9,862	$ 10,057
Auto loan noncurrent	20,620	17,259
Notes Payable [Member]
Debt original amount	$ 160,633
Debt interest rate	10.00%
Payment of notes payable	$ 40,000
Gain on debt settlement	$ 25,352
Automobile Loan [Member]
Debt interest rate	5.99%
Auto loan current	$ 9,862	10,057
Auto loan noncurrent	$ 20,620	$ 17,259